Description of Plan - Notes Receivable From Participants (Details) - EBP 001	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Description of Plan [Line Items]
Minimum borrowing amount	$ 1,000
Maximum borrowing, to total account, percentage	50.00%
Maximum borrowing amount	$ 50,000
General loan, borrowing term	5 years
Minimum
EBP, Description of Plan [Line Items]
Participant loan interest rate	3.25%
Maximum
EBP, Description of Plan [Line Items]
Participant loan interest rate	9.50%